SHARE CAPITAL AND RESERVES (Details) - CAD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
SHARE CAPITAL AND RESERVES
Balance as at August 1	$ 0	$ 0
Flow-through shares issuance with premium recognition	62,778	0
Recognition in income	$ (62,778)	$ 0
Balance as at July 31	0	0